Short-Term Investment	12 Months Ended
Dec. 31, 2018
Short-term Investments [Abstract]
SHORT-TERM INVESTMENT
9.	SHORT-TERM INVESTMENT

Short-term investment is highly liquid available-for-sale investment in accounts maintained with Industrial and Commercial Bank of China within the PRC.

	As of December 31,
	2018	2017
Short-term investment
Available-for-sale investment	$461,115	$719,855
Less: Redemption	(461,115)	(258,740)
Total short-term investments	$-	$461,115

Interest income earned from the short-term investments for the years ended December 31, 2018 and 2017 was $22,677 and $4,509, respectively. Nil and nil unrealized gain were recognized for the years ended December 31, 2018 and 2017, respectively.